INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes (Textual)
Valuation allowance	$ 4,245,681	$ 3,964,178
Federal and florida state NOL	4,700,761	14,045,383
Federal and state net operating loss	$ 16,300,000	16,300,000
Description of net operating losses	The $7.9 million of the net operating losses will begin to expire in 2035 through 2037 and $8.4 million has an indefinite life.
Descriptions of tax credit expiration period	The prior three years remain open for examination by the federal or state regulatory agencies for purposes of an audit for tax purposes.
Description of tax rate	The corporate income tax rate from a top marginal rate of 35% to a flat rate of 21%, limitation of the tax deduction for interest expense to 30% of earnings (except for certain small businesses), limitation of the deduction for net operating losses to 80% of current year taxable income
Federal CIT rate	30.00%
Deferred income tax assets	$ 4,245,681	$ 3,964,178
Deferred income tax assets valuation allowance	281,503
Innovative Payment Solutions [Member]
Income taxes (Textual)
Net operating loss carry-forwards	$ 10,948,731